Fair Value Measurements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair values of the public warrants		$ 4,800,000
Fair value of the public warrants	$ 4,830,000